Organization	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization

NOTE 1 — ORGANIZATION

Organization. MGM Resorts International (together with its consolidated subsidiaries, unless otherwise indicated or unless the context requires otherwise, the “Company”) is a Delaware corporation that acts largely as a holding company and, through subsidiaries, owns and operates casino resorts. As discussed further below, the Company leases certain of its real estate assets from MGM Growth Properties Operating Partnership LP (the “Operating Partnership”), which is a consolidated subsidiary.

The Company owns and operates the following integrated casino, hotel and entertainment resorts in Las Vegas, Nevada: Bellagio, MGM Grand Las Vegas, The Mirage, Mandalay Bay, Luxor, New York-New York, Monte Carlo, Excalibur and Circus Circus Las Vegas. Operations at MGM Grand Las Vegas include management of The Signature at MGM Grand Las Vegas, a condominium-hotel consisting of three towers. The Company operates and, along with local investors, owns MGM Grand Detroit in Detroit, Michigan and MGM National Harbor in Prince George’s County, Maryland. The Company also owns and operates Borgata located on Renaissance Pointe in the Marina area of Atlantic City, New Jersey and the following resorts in Mississippi: Beau Rivage in Biloxi and Gold Strike in Tunica. Additionally, the Company owns and operates the Park, a dining and entertainment district located between New York-New York and Monte Carlo, Shadow Creek, an exclusive world-class golf course located approximately ten miles north of its Las Vegas Strip resorts, Primm Valley Golf Club at the California/Nevada state line and Fallen Oak golf course in Saucier, Mississippi.

On April 25, 2016, MGM Growth Properties LLC (“MGP”), a consolidated subsidiary of the Company, completed its initial public offering (“IPO”) of 57,500,000 of its Class A shares representing limited liability company interests (inclusive of the full exercise by the underwriters of their option to purchase 7,500,000 Class A shares) at an initial offering price of $21 per share. In connection with the IPO, the Company and MGP entered into a series of transactions and several agreements that, among other things, set forth the terms and conditions of the IPO and provide a framework for the Company’s relationship with MGP.

MGP is organized as an umbrella partnership REIT (commonly referred to as an “UPREIT”) structure in which substantially all of its assets are owned by and substantially all of its businesses are conducted through its Operating Partnership subsidiary. MGP has two classes of authorized and outstanding voting common shares (collectively, the “shares”): Class A shares and a single Class B share. The Company owns MGP’s Class B share, which does not provide its holder any rights to profits or losses or any rights to receive distributions from operations of MGP or upon liquidation or winding up of MGP. MGP’s Class A shareholders are entitled to one vote per share, while the Company, as the owner of the Class B share, is entitled to an amount of votes representing a majority of the total voting power of MGP’s shares so long as the Company and its controlled affiliates’ (excluding MGP) aggregate beneficial ownership of the combined economic interests in MGP and the Operating Partnership does not fall below 30%. The Company and MGP each hold Operating Partnership units representing limited partner interests in the Operating Partnership. The general partner of the Operating Partnership is also a subsidiary of MGP, which is 100% owned by MGP. The Operating Partnership units held by the Company are exchangeable into Class A shares of MGP on a one-to-one basis, or cash at the fair value of a Class A share. The determination of settlement method is at the option of MGP’s independent conflicts committee. The Company and MGP’s ownership interest percentage in the Operating Partnership have varied based upon the transactions that MGP has completed, as discussed in Note 13. As of December 31, 2017, the Company owned 73.4% of the Operating Partnership units, and MGP held the remaining 26.6% ownership interest in the Operating Partnership.

Pursuant to a master contribution agreement entered into in connection with the IPO by and between the Company, MGP, and the Operating Partnership, the Company contributed the real estate assets of The Mirage, Mandalay Bay, Luxor, New York-New York, Monte Carlo, Excalibur, The Park, Gold Strike Tunica, MGM Grand Detroit and Beau Rivage to newly formed subsidiaries and subsequently transferred 100% ownership in such subsidiaries to the Operating Partnership in exchange for a percentage ownership of Operating Partnership units. Concurrently, pursuant to a master lease agreement between a subsidiary of the Company (the “tenant”) and a subsidiary of the Operating Partnership (the “landlord”), the tenant leased the contributed real estate assets from the landlord.

Subsequent to the Company completing its acquisition of Borgata in August 2016, as discussed in Note 4, MGP acquired Borgata’s real property from a subsidiary of the Company, and in October 2017, MGP also acquired the long-term leasehold interest and real property associated with MGM National Harbor from a subsidiary of the Company. Amendments to the master lease agreement provides for the Company to lease the real estate assets of Borgata and MGM National Harbor from a subsidiary of the Operating Partnership. See Note 10, Note 13, and Note 18 for additional information related to MGP, its ownership and transactions, and certain other intercompany agreements and debt financing transactions entered into in connection therewith.

The Company has an approximate 56% controlling interest in MGM China, which owns MGM Grand Paradise, S.A. (“MGM Grand Paradise”). MGM Grand Paradise owns and operates the MGM Macau resort and casino and the related gaming subconcession and land concessions as well as MGM Cotai, an integrated casino, hotel and entertainment resort located on an 18 acre site on the Cotai Strip in Macau that opened on February 13, 2018. The Gaming Inspection and Coordination Bureau of Macau (“DICJ”) approved 100 gaming tables for the opening of MGM Cotai and 25 additional gaming tables effective for operation on January 1, 2019, for a total of 125 gaming tables in aggregate. In addition, the DICJ approved the initial transfer of 77 gaming tables from MGM Macau to MGM Cotai.

The Company owns 50% of and manages CityCenter Holdings, LLC (“CityCenter”), located between Bellagio and Monte Carlo. The other 50% of CityCenter is owned by Infinity World Development Corp, a wholly owned subsidiary of Dubai World, a Dubai, United Arab Emirates government decree entity. CityCenter consists of Aria, an integrated casino, hotel and entertainment resort; Mandarin Oriental Las Vegas, a non-gaming boutique hotel; and Vdara, a luxury condominium-hotel. In addition, CityCenter features residential units in the Residences at Mandarin Oriental and Veer. See Note 7 and Note 18 for additional information related to CityCenter.

The Company and a subsidiary of Anschutz Entertainment Group, Inc. (“AEG”) each own 42.5% of the Las Vegas Arena Company, LLC (“Las Vegas Arena Company”), the entity which owns the T-Mobile Arena, and Athena Arena, LLC owns the remaining 15%. The Company manages the T-Mobile Arena, which is located on a parcel of the Company’s land between Frank Sinatra Drive and New York-New York, adjacent to the Las Vegas Strip. The T-Mobile Arena is a 20,000 seat venue designed to host world-class events – from mixed martial arts, boxing, basketball and bull riding, to high profile awards shows and top-name concerts, and is the home of the Vegas Golden Knights of the National Hockey League. Additionally, the Company leases the MGM Grand Garden Arena, located adjacent to the MGM Grand Las Vegas, to the Las Vegas Arena Company. See Note 7 for additional information regarding the Company’s investment in the Las Vegas Arena Company.

The Company also has a 50% interest in Grand Victoria. Grand Victoria is a riverboat casino in Elgin, Illinois; an affiliate of Hyatt Gaming owns the other 50% of Grand Victoria and also operates the resort. See Note 7 for additional information regarding the Company’s investment in Grand Victoria.

A subsidiary of the Company was awarded a casino license to build and operate MGM Springfield in Springfield, Massachusetts. MGM Springfield is in the process of being developed on approximately 14 acres of land in downtown Springfield. The Company’s plans for the resort currently include a casino with approximately 2,550 slots and 120 table games including poker; a 250-room hotel; 100,000 square feet of retail and restaurant space; 44,000 square feet of meeting and event space; and a 3,500 space parking garage, with an expected development and construction cost of approximately $960 million, excluding capitalized interest and land-related costs. Construction of MGM Springfield is expected to be completed in the third quarter of 2018.

The Company has two reportable segments: domestic resorts and MGM China. See Note 17 for additional information about the Company’s segments.